Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Postretirement Benefits Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[2]	$ 2,254		$ 2,463
Service cost		42	[1],[2]	41	[1],[2]	$ 55
Interest cost		90	[1],[2]	101	[1],[2]	117
Employee contributions	[1],[2]	94		85
Plan amendments	[1],[2]	0		(177)
Changes in actuarial assumptions and other	[1],[2]	(177)		22
Foreign exchange impact	[1],[2]	5		0
Acquisitions/divestitures/other, net	[1],[2]	1
Curtailments	[1],[2]	1		0
Settlements	[1],[2]	0		0
Special termination benefits		0	[1],[2]	0	[1],[2]	0
Benefits paid	[1],[2]	(280)		(282)
Benefit obligation, ending	[1],[2]	2,028		2,254		2,463
Change in plan assets
Fair value of plan assets, beginning	[2]	458	[3]	622
Actual gain/(loss) on plan assets	[2]	39		44
Company contributions	[2]	183		(12)
Employee contributions	[2]	94		85
Foreign exchange impact	[2]	0		0
Acquisitions/divestitures, net	[2]	0		0
Settlements	[2]	0		0
Benefits paid	[2]	(280)		(282)
Fair value of plan assets, ending	[2]	494	[3]	458	[3]	622
Funded status—Plan assets less than benefit obligation	[2]	(1,534)		(1,796)
United States [Member] | Pension Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[4]	15,547		14,926
Service cost	[5]	269	[1],[4]	257	[1],[4]	287
Interest cost	[5]	634	[1],[4]	646	[1],[4]	676
Employee contributions	[1],[4]	0		0
Plan amendments	[1],[4]	0		0
Changes in actuarial assumptions and other	[1],[4]	1,614		725
Foreign exchange impact	[1],[4]	0		0
Acquisitions/divestitures/other, net	[1],[4]	0		0
Curtailments	[1],[4]	11		9
Settlements	[1],[4]	(842)		(449)
Special termination benefits	[5]	0	[1],[4]	0	[1],[4]	0
Benefits paid	[1],[4]	(530)		(568)
Benefit obligation, ending	[1],[4]	16,702		15,547		14,926
Change in plan assets
Fair value of plan assets, beginning	[4]	12,556		11,633
Actual gain/(loss) on plan assets	[4]	2,005		939
Company contributions	[4]	1,095		1,000
Employee contributions	[4]	0		0
Foreign exchange impact	[4]	0		0
Acquisitions/divestitures, net	[4]	0
Settlements	[4]	(842)		(449)
Benefits paid	[4]	(530)		(568)
Fair value of plan assets, ending	[4]	14,284		12,556		11,633
Funded status—Plan assets less than benefit obligation	[4]	(2,418)		(2,990)
Defined benefit plan, accumulated benefit obligation		16,700		15,400
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Change in benefit obligation
Benefit obligation, beginning	[1]	1,450		1,343
Service cost		24	[1]	18	[1]	22
Interest cost		54	[1]	53	[1]	54
Employee contributions	[1]	0		0
Plan amendments	[1]	0		0
Changes in actuarial assumptions and other	[1]	110		185
Foreign exchange impact	[1]	0		0
Acquisitions/divestitures/other, net	[1]	0		0
Curtailments	[1]	0		1
Settlements	[1]	(98)		(78)
Special termination benefits		0	[1]	0	[1]	0
Benefits paid	[1]	(45)		(72)
Benefit obligation, ending	[1]	1,495		1,450		1,343
Change in plan assets
Fair value of plan assets, beginning		0		0
Company contributions		143		151
Employee contributions		0		0
Foreign exchange impact		0		0
Settlements		(98)		(78)
Benefits paid		(45)		(72)
Fair value of plan assets, ending		0		0		0
Funded status—Plan assets less than benefit obligation		(1,495)		(1,450)
Defined benefit plan, accumulated benefit obligation		1,500		1,400
Foreign Plan [Member] | Pension Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[6]	9,691		9,214
Service cost		171	[1],[6]	165	[1],[6]	186
Interest cost		204	[1],[6]	233	[1],[6]	307
Employee contributions	[1],[6]	6		7
Plan amendments	[1],[6]	2		(6)
Changes in actuarial assumptions and other	[1],[6]	135		1,273
Foreign exchange impact	[1],[6]	760		(781)
Acquisitions/divestitures/other, net	[1],[6]	26		1
Curtailments	[1],[6]	0		(14)
Settlements	[1],[6]	(31)		(45)
Special termination benefits		1	[1],[6]	1	[1],[6]	1
Benefits paid	[1],[6]	(357)		(358)
Benefit obligation, ending	[1],[6]	10,607		9,691		9,214
Change in plan assets
Fair value of plan assets, beginning	[6]	7,683		7,959
Actual gain/(loss) on plan assets	[6]	811		693
Company contributions	[6]	160		209
Employee contributions	[6]	6		7
Foreign exchange impact	[6]	561		(782)
Acquisitions/divestitures, net	[6]	30		(1)
Settlements	[6]	(31)		(45)
Benefits paid	[6]	(357)		(358)
Fair value of plan assets, ending	[6]	8,863		7,683		$ 7,959
Funded status—Plan assets less than benefit obligation	[6]	(1,745)		(2,008)
Defined benefit plan, accumulated benefit obligation		$ 10,100		$ 9,300

[1]	For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $16.7 billion in 2017 and $15.4 billion in 2016. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.5 billion in 2017 and $1.4 billion in 2016. The ABO for our international pension plans was $10.1 billion in 2017 and $9.3 billion in 2016.
[2]	The favorable change in the funded status of our postretirement plans was primarily due to a change to reimbursements of certain benefits provided under the plan, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[3]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[4]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2017.
[5]	In April 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Restructuring charges and certain acquisition-related costs during the second quarter of 2017 (see Note 3). In 2015, the net periodic benefit costs included settlement losses primarily related to participants accepting the lump-sum option made in an offer to certain plan participants to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or to elect an early annuity.
[6]	The favorable change in the international plans’ funded status was primarily due to an increase in the actual return on plan assets, partially offset by plan losses related to a decrease in the discount rate and unfavorable currency movements.